Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Net Income (in thousands)
2024	$644,151	$681,468	$401,374	$419,440	$126.10	$8,170
2023	724,672	745,430	442,015	451,384	101.29	8,485
2022	738,697	715,596	437,022	426,944	83.33	6,864

(1)
The PEO for 2024, 2023 and 2022 was James F. House. The
non-PEO
NEOs for 2024, 2023 and 2022 were Thomas S. Elley (Senior Executive Vice President, Chief Financial Officer, Principal Accounting Officer, Treasurer and Assistant Secretary) and William C. Mitchell (Senior Executive Vice President, Consumer Lending of the Bank).

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. To calculate the amounts of Compensation Actually Paid to the PEO in 2024, the following adjustments were made to the PEO’s Summary Compensation Table Total:

a.	We deducted $85,362 reported in the Summary Compensation Table, reflecting the grant date fair value of 8,200 shares of restricted stock granted to the PEO in fiscal year 2024;

b.	We added $103,238, reflecting the fair value of such shares of restricted stock as of the end of fiscal year 2024;

c.
We added $18,876, reflecting the change in the fair value during fiscal year 2024 of 8,279 shares of restricted stock granted to the PEO before fiscal year 2024 that were outstanding and unvested as of the end of fiscal year 2024; and

d.
We added $565, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2024 of 6,711 shares of restricted stock granted to the PEO before fiscal year 2024 that vested during fiscal year 2024.

To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO
NEOs in 2024, the following adjustments were made to the Average Summary Compensation Table Total for
Non-PEO
NEOs:

a.	We deducted $42,681 reported in the Summary Compensation Table, reflecting the average grant date fair value of restricted stock granted to the non-PEO NEOs in fiscal year 2024;

b.	We added $51,619, reflecting the average fair value of such restricted stock as of the end of fiscal year 2024;

c.
We added $8,856, reflecting the average change in the fair value during fiscal year 2024 of restricted stock granted to the non-PEO
NEOs before fiscal year 2024 that were outstanding and unvested as of the end of fiscal year 2024; and

d.
We added $272, reflecting, as of the applicable vesting date, the average change in the fair value during fiscal year 2024 of restricted stock granted to the non-PEO
NEOs before fiscal year 2024 that vested during fiscal year 2024.

(4)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of December 31, 2021, and then valued again on each of December 31, 2022, December 31, 2023 and December 31, 2024. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote	The PEO for 2024, 2023 and 2022 was James F. House. The
non-PEO
	NEOs for 2024, 2023 and 2022 were Thomas S. Elley (Senior Executive Vice President, Chief Financial Officer, Principal Accounting Officer, Treasurer and Assistant Secretary) and William C. Mitchell (Senior Executive Vice President, Consumer Lending of the Bank).
PEO Total Compensation Amount	$ 644,151	$ 724,672	$ 738,697
PEO Actually Paid Compensation Amount	$ 681,468	745,430	715,596
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. To calculate the amounts of Compensation Actually Paid to the PEO in 2024, the following adjustments were made to the PEO’s Summary Compensation Table Total:

a.	We deducted $85,362 reported in the Summary Compensation Table, reflecting the grant date fair value of 8,200 shares of restricted stock granted to the PEO in fiscal year 2024;

b.	We added $103,238, reflecting the fair value of such shares of restricted stock as of the end of fiscal year 2024;

c.
We added $18,876, reflecting the change in the fair value during fiscal year 2024 of 8,279 shares of restricted stock granted to the PEO before fiscal year 2024 that were outstanding and unvested as of the end of fiscal year 2024; and

d.
We added $565, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2024 of 6,711 shares of restricted stock granted to the PEO before fiscal year 2024 that vested during fiscal year 2024.

To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO
NEOs in 2024, the following adjustments were made to the Average Summary Compensation Table Total for
Non-PEO
NEOs:

a.	We deducted $42,681 reported in the Summary Compensation Table, reflecting the average grant date fair value of restricted stock granted to the non-PEO NEOs in fiscal year 2024;

b.	We added $51,619, reflecting the average fair value of such restricted stock as of the end of fiscal year 2024;

c.
We added $8,856, reflecting the average change in the fair value during fiscal year 2024 of restricted stock granted to the non-PEO
NEOs before fiscal year 2024 that were outstanding and unvested as of the end of fiscal year 2024; and

d.
We added $272, reflecting, as of the applicable vesting date, the average change in the fair value during fiscal year 2024 of restricted stock granted to the non-PEO
NEOs before fiscal year 2024 that vested during fiscal year 2024.

Non-PEO NEO Average Total Compensation Amount	$ 401,374	442,015	437,022
Non-PEO NEO Average Compensation Actually Paid Amount	$ 419,440	451,384	426,944
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. To calculate the amounts of Compensation Actually Paid to the PEO in 2024, the following adjustments were made to the PEO’s Summary Compensation Table Total:

a.	We deducted $85,362 reported in the Summary Compensation Table, reflecting the grant date fair value of 8,200 shares of restricted stock granted to the PEO in fiscal year 2024;

b.	We added $103,238, reflecting the fair value of such shares of restricted stock as of the end of fiscal year 2024;

c.
We added $18,876, reflecting the change in the fair value during fiscal year 2024 of 8,279 shares of restricted stock granted to the PEO before fiscal year 2024 that were outstanding and unvested as of the end of fiscal year 2024; and

d.
We added $565, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2024 of 6,711 shares of restricted stock granted to the PEO before fiscal year 2024 that vested during fiscal year 2024.

To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO
NEOs in 2024, the following adjustments were made to the Average Summary Compensation Table Total for
Non-PEO
NEOs:

a.	We deducted $42,681 reported in the Summary Compensation Table, reflecting the average grant date fair value of restricted stock granted to the non-PEO NEOs in fiscal year 2024;

b.	We added $51,619, reflecting the average fair value of such restricted stock as of the end of fiscal year 2024;

c.
We added $8,856, reflecting the average change in the fair value during fiscal year 2024 of restricted stock granted to the non-PEO
NEOs before fiscal year 2024 that were outstanding and unvested as of the end of fiscal year 2024; and

d.
We added $272, reflecting, as of the applicable vesting date, the average change in the fair value during fiscal year 2024 of restricted stock granted to the non-PEO
NEOs before fiscal year 2024 that vested during fiscal year 2024.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Comp
e
nsation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years
.

Total Shareholder Return Amount	$ 126.1	101.29	83.33
Net Income (Loss)	$ 8,170,000	$ 8,485,000	$ 6,864,000
PEO Name	James F. House	James F. House	James F. House
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (85,362)
Restricted Stock Units Granted	8,200
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 103,238
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,876
Restricted Stock Units Granted	8,279
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 565
Restricted Stock Units Granted	6,711
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (42,681)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,619
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,856
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 272